Segment Reporting and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment reporting and geographic information
	Year ended December 31,
(in thousands USD)	2021	2020
United States	$103,436	$113,073
Latin America	55,232	50,914
Total	$158,668	$163,987

	December 31,
(in thousands USD)	2021	2020
United States	$5,837	$7,748
Latin America	3,704	3,803
Total long-lived assets	$9,541	$11,551